UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Management, Inc.
Address:   One Whitehall Street
           New York, NY  10004

Form 13F File Number:   28-6788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Vice President
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             November 12, 2002

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-10027                   Rexford Offshore, L.L.C.

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $69,696


List of Other Included Managers:

      No.     Form 13F File Number        Name

      02      28-10027                    Rexford Offshore, L.L.C.

      03      28-2826                     Marcus Schloss & Co., Inc.

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
                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole   Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ----   ------ ----

AT&T Wireless Services Inc             Com        00209A106    2,054    498,600  Sh         Defined     02,03   498,600   0     0
Cablevision Systems Corp              Cl A        12686C109      833     91,900  Sh         Defined     02,03    91,900   0     0
Chemfirst Inc                          Com        16361A106    2,534     88,100  Sh         Defined     02,03    88,100   0     0
Digene Corp                            Com        253752109    2,260    286,100  Sh         Defined     02,03   286,100   0     0
FEI Co                                 Com        30241L109      283     19,600  Sh         Defined     02,03    19,600   0     0
Golden State Bancorp Inc.              Com        381197102      556     17,200  Sh         Defined     02,03    17,200   0     0
Paypal Inc                             Com        704508100   13,062    624,700  Sh         Defined     02,03   624,700   0     0
Pennzoil-Quaker State Co               Com        709323109   18,242    830,300  Sh         Defined     02,03   830,300   0     0
Pharmacia Corp                         Com        71713U102   13,507    347,400  Sh         Defined     02,03   347,400   0     0
Syncor International Corp              Com        87157J106    1,997     62,200  Sh         Defined     02,03    62,200   0     0
TRW Inc                                Com        872649108    3,273     55,900  Sh         Defined     02,03    55,900   0     0
Unilab Corp.                           Com        904763208    7,967    379,900  Sh         Defined     02,03   379,900   0     0
Verizon Communications                 Com        92343V104    3,128    114,000  Sh         Defined     02,03   114,000   0     0